Acquisitions	12 Months Ended
Aug. 31, 2012
Acquisitions [Abstract]
Acquisitions
(4)      Acquisitions and Divestitures

In May 2012, the Company completed its acquisition of certain assets of BioScrip, Inc.’s (BioScrip) community specialty pharmacies and centralized specialty and mail services pharmacy business for $144 million plus inventory.  Based on preliminary purchase accounting, the acquisition added $92 million to goodwill and $50 million to other intangible assets.  The addition of BioScrip's community specialty pharmacies and centralized specialty and mail services pharmacy businesses advances community pharmacy and brings additional specialty pharmacy products and services closer to patients.

In February 2012, the Company purchased Crescent Pharmacy Holdings, LLC (Crescent), an infusion pharmacy business, for $73 million, net of assumed cash.  The Crescent acquisition added $28 million to goodwill and $26 million to intangible assets, primarily payer contracts.  The acquisition is a strategic investment to expand the Company’s infusion services in select California markets.

The aggregate purchase price of all business and intangible asset acquisitions, excluding BioScrip and Crescent, was $259 million in fiscal 2012.  These acquisitions added $220 million to intangible assets, primarily prescription files.  The remaining fair value relates to immaterial amounts of tangible assets, less liabilities assumed.  Operating results of businesses acquired have been included in the Consolidated Statements of Comprehensive Income from their respective acquisition dates forward and were not material.

In fiscal 2011, the Company acquired drugstore.com, inc. (drugstore.com) for cash proceeds of $398 million including the assumption of $17 million of debt.  The acquisition added $156 million to goodwill and $160 million related to intangible assets.   The addition of drugstore.com's online business across its health, personal care, beauty and vision categories better positions the Company as the most convenient multichannel retailer of health and daily living needs in America.

Also in fiscal 2011, the Company completed the sale of its pharmacy benefit management business, Walgreens Health Initiatives, Inc. (WHI), to Catalyst Health Solutions, Inc. (Catalyst) in a cash transaction for $525 million, $40 million of which was withheld in escrow.  Net cash proceeds related to the transaction were $442 million.  The Company recorded a pre-tax gain in the fourth quarter of fiscal 2011 of $434 million on the transaction.  In fiscal 2012, the Company made a payment of $45 million to Catalyst reflecting a net working capital adjustment to the sales price.